PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 7, 2004 to the

Prospectus for Administrative Class Shares Dated April 29, 2004

The prospectus is supplemented by adding the following to “Principal Risks” in the Portfolio Summary for the All Asset and CommodityRealReturn Strategy Portfolios:

•	Tax Risk

The prospectus is supplemented by adding the following paragraph under “Summary of Principal Risks” (after the paragraph “New York State Specific Risk”):

Tax Risk. As noted above, the CommodityRealReturn Strategy Portfolio currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivatives instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Portfolio is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Portfolio were to fail to qualify as a regulated investment company in any year, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits. If the Portfolio were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Portfolio would be subject to the risk of diminished investment returns. See “Tax Consequences.”

To the extent the All Asset Portfolio invests in the CommodityRealReturn Strategy Fund, an Underlying PIMS Fund with investments as described in the preceding paragraph, the All Asset Portfolio would be subject to the risk of diminished investment returns if the CommodityRealReturn Strategy Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. See “Tax Consequences.”

The prospectus is supplemented by adding the following paragraph under “Tax Consequences” (after the third full paragraph):

•    A Note of the CommodityRealReturn Strategy Portfolio. One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Portfolio has opined that certain commodity swap agreements entered into by the Portfolio should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company. If the Service were to challenge the Portfolio’s position and that challenge were upheld, or if the Portfolio were otherwise to fail to qualify as a regulated investment company, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits.

The prospectus is supplemented by replacing “A Note on the CommodityRealReturn Strategy Portfolio” in the subsection “Derivatives” under the section “Characteristics and Risks of Securities and Investment Techniques” with the following:

•    A Note on the CommodityRealReturn Strategy Portfolio. The CommodityRealReturn Strategy Portfolio typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Portfolio may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Portfolio may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Portfolio would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal that it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Portfolio were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Portfolio’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Portfolio’s total return.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 7, 2004 to the

Prospectus for the Institutional Class Shares Dated April 29, 2004

The prospectus is supplemented by adding the following to “Principal Risks” in the Portfolio Summary for the All Asset and CommodityRealReturn Strategy Portfolios:

•	Tax Risk

The prospectus is supplemented by adding the following paragraph under “Summary of Principal Risks” (after the paragraph “New York State Specific Risk”):

Tax Risk. As noted above, the CommodityRealReturn Strategy Portfolio currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivatives instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Portfolio is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Portfolio were to fail to qualify as a regulated investment company in any year, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits. If the Portfolio were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Portfolio would be subject to the risk of diminished investment returns. See “Tax Consequences.”

To the extent the All Asset Portfolio invests in the CommodityRealReturn Strategy Fund, an Underlying PIMS Fund with investments as described in the preceding paragraph, the All Asset Portfolio would be subject to the risk of diminished investment returns if the CommodityRealReturn Strategy Fund was to fail to qualify as a regulated investment company and was subject to federal income tax.

The prospectus is supplemented by adding the following paragraph under “Tax Consequences” (after the third full paragraph):

•    A Note of the CommodityRealReturn Strategy Portfolio. One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Portfolio has opined that certain commodity swap agreements entered into by the Portfolio should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company. If the Service were to challenge the Portfolio’s position and that challenge were upheld, or if the Portfolio were otherwise to fail to qualify as a regulated investment company, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits.

The prospectus is supplemented by replacing “A Note on the CommodityRealReturn Strategy Portfolio” in the subsection “Derivatives” under the section “Characteristics and Risks of Securities and Investment Techniques” with the following:

•    A Note on the CommodityRealReturn Strategy Portfolio. The CommodityRealReturn Strategy Portfolio typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Portfolio may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Portfolio may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Portfolio would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal that it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Portfolio were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Portfolio’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Portfolio’s total return.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 7, 2004 to the

All Asset Portfolio Prospectus for Administrative Class Shares, Dated April 29, 2004

The prospectus is supplemented by adding the following to “Principal Risks” in the Portfolio Summary:

•	Tax Risk

The prospectus is supplemented by adding the following paragraph under “Summary of Principal Risks” (after the paragraph “Management Risk”):

Tax Risk. The CommodityRealReturn Strategy Fund, an Underlying PIMS Fund in which the All Asset Portfolio may invest, currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivatives instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund (including, to the extent it invests in the Fund, the All Asset Portfolio), would be subject to the risk of diminished investment returns. See “Tax Consequences.”

The prospectus is supplemented by adding the following paragraph under “Tax Consequences” (after the third full paragraph):

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Portfolio has opined that certain commodity swap agreements entered into by the Portfolio should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company. If the Service were to challenge the Portfolio’s position and that challenge were upheld, or if the Portfolio were otherwise to fail to qualify as a regulated investment company, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits.

The prospectus is supplemented by replacing “A Note on the CommodityRealReturn Strategy Fund” in the subsection “Derivatives” under the section “Characteristics and Risks of Securities and Investment Techniques” with the following:

•    A Note on the CommodityRealReturn Strategy Fund. While each Underlying PIMS Fund (except the Money Market Fund) may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Fund may receive more or less principal that it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 7, 2004 to the

CommodityRealReturn Strategy Portfolio Prospectus for Administrative Class Shares, Dated June 30, 2004

The prospectus is supplemented by adding the following to “Principal Risks” in the Portfolio Summary:

•	Tax Risk

The prospectus is supplemented by adding the following paragraph under “Summary of Principal Risks” (after the paragraph “Management Risk”):

Tax Risk. As noted above, the Portfolio currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivatives instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Portfolio is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Portfolio were to fail to qualify as a regulated investment company in any year, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits. If the Portfolio were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Portfolio would be subject to the risk of diminished investment returns. See “Tax Consequences.”

The prospectus is supplemented by adding the following paragraph under “Tax Consequences” (after the third full paragraph):

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Portfolio has opined that certain commodity swap agreements entered into by the Portfolio should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company. If the Service were to challenge the Portfolio’s position and that challenge were upheld, or if the Portfolio were otherwise to fail to qualify as a regulated investment company, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio’s earnings and profits.

The prospectus is supplemented by replacing the second, third and fourth paragraphs in the subsection “Derivatives” under the section “Characteristics and Risks of Securities and Investment Techniques” with the following:

The Portfolio typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Portfolio may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Portfolio may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Portfolio would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal that it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Portfolio were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Portfolio’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Portfolio’s total return.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 7, 2004 to the

Prospectus for the Advisor Class and Class M Shares Dated April 30, 2004

The prospectus is supplemented by adding the following to “Principal Risks” in the Portfolio Summary for the All Asset Portfolio:

•	Tax Risk

The prospectus is supplemented by adding the following paragraph under “Summary of Principal Risks” (after the paragraph “New York State Specific Risk”):

Tax Risk. The CommodityRealReturn Strategy Fund, an Underlying PIMS Fund in which the All Asset Portfolio may invest, currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivatives instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund (including, to the extent it invests in the Fund, the All Asset Portfolio), would be subject to the risk of diminished investment returns. See “Tax Consequences.”

The prospectus is supplemented by adding the following paragraph under “Tax Consequences” (after the third full paragraph):

•    A Note of the CommodityRealReturn Strategy Fund, an Underlying PIMS Fund. One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Portfolio should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

The prospectus is supplemented by replacing “A Note on the CommodityRealReturn Strategy Fund” in the subsection “Derivatives” under the section “Characteristics and Risks of Securities and Investment Techniques” with the following:

•    A Note on the CommodityRealReturn Strategy Fund. While each Underlying PIMS Fund (except the Money Market Fund) may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Fund may receive more or less principal that it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated December 7, 2004 to the

PIMCO Variable Insurance Trust Statement of Additional Information

dated April 30, 2004, as revised September 10, 2004

The Statement of Additional Information is supplemented by adding the following paragraphs to under “Taxation” (after the second full paragraph):

If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, a Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As described in the Prospectus, the CommodityRealReturn Strategy Portfolio currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivatives instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Code is not certain. Counsel to the Portfolio has opined that certain commodity swap agreements entered into by the Portfolio should constitute securities for purposes of the Qualifying Income test described in (a) above. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Internal Revenue Service (the “Service”) and there is no assurance that the Service will not challenge the Portfolio’s status as a regulated investment company. If the Service were to challenge the Portfolio’s position and that challenge were upheld, or if the Portfolio were otherwise to fail to qualify as a regulated investment company, then the Portfolio would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders) and other adverse consequences as described above.

Investors Should Retain this Supplement for Future Reference